STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2025 and 2024.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrant outstanding at December 31, 2023	29,320,478	0.01	2.52
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Warrant outstanding at December 31, 2024	29,320,478	0.01	1.51
Granted	-	-	-
Exercised	-	-	-
Forfeited	(3,358,498)	0.01	-
Warrant outstanding at December 31, 2025	25,961,980	0.01	0.62